Information by Segment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Summary of Generation and Transmission, Distribution and Others by Reportable Segments

	Generation and Transmission		Distribution		Holdings, Eliminations and Others		Total
Line of business	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	1,752,168	1,401,368	4,321,551	4,513,289	105,537	666,597	6,179,256	6,581,254
Cash and cash equivalents	678,856	593,058	748,245	649,538	79,892	696,401	1,506,993	1,938,997
Other current financial assets	77,146	62,287	151,746	49,098	1,387	8,998	230,279	120,383
Other current non-financial assets	70,693	68,906	430,800	374,419	59,293	42,837	560,786	486,162
Trade and other current receivables	699,288	446,026	2,524,640	3,044,634	11,007	13,797	3,234,935	3,504,457
Current accounts receivable from related parties	110,101	129,961	19,689	26,237	(82,840)	(139,829)	46,950	16,369
Inventories	86,375	68,525	384,790	327,751	268	(37)	471,433	396,239
Current tax assets	29,709	32,605	61,641	30,286	36,530	44,430	127,880	107,321
							—	—
Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	11,326			—	11,326
							—	—
NON-CURRENT ASSETS	5,023,349	5,481,408	14,821,340	16,610,174	909,613	1,103,548	20,754,302	23,195,130
Other non-current financial assets	293,011	345,968	2,497,735	2,703,694	117	149	2,790,863	3,049,811
Other non-current non-financial assets	44,772	67,688	2,284,187	2,663,918	3,897	4,284	2,332,856	2,735,890
Trade and other non-current receivables	280,119	311,858	297,872	275,915	533	184	578,524	587,957
Non-current accounts receivable from related parties	43,945	54,002	32	68	(43,945)	(53,223)	32	847
Investments accounted for using the equity method	111,027	104,875	1,596	1,710	(110,350)	(104,607)	2,273	1,978
Intangible assets other than goodwill	136,560	67,708	4,370,876	5,441,246	17,390	18,925	4,524,826	5,527,879
Goodwill	—	—	—	—	945,512	1,173,043	945,512	1,173,043
Property, plant and equipment	3,953,188	4,351,508	4,396,560	4,399,515	4,924	12,415	8,354,672	8,763,438
Investment properties	—	—	7,942	10,254	—	—	7,942	10,254
Right-of-use asset	127,537	147,005	94,180	108,112	703	682	222,420	255,799
Deferred tax assets	33,190	30,796	870,360	1,005,742	90,832	51,696	994,382	1,088,234

TOTAL ASSETS	6,775,517	6,882,776	19,142,891	21,123,463	1,015,150	1,770,145	26,933,558	29,776,384

Line of business	Generation and Transmission		Distribution		Holdings, Eliminations and Others		Total
LIABILITIES AND EQUITY	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT LIABILITIES	1,652,616	1,222,704	5,178,351	5,027,059	446,255	486,169	7,277,222	6,735,932
Other current financial liabilities	317,285	240,865	1,020,125	847,463	487,720	362,965	1,825,130	1,451,293
Current lease liability	21,478	580,450	29,753	38,758	264	237,036	51,495	856,244
Trade and other current payables	881,993	122,443	3,081,693	3,102,559	129,890	(146,000)	4,093,576	3,079,002
Current accounts payable to related parties	155,817	80,023	651,021	518,068	(209,716)	565	597,122	598,656
Other current provisions	79,356	144,418	141,067	205,464	2	6,236	220,425	356,118
Other current non-financial liabilities	45,960	54,505	185,313	240,883	25,367	25,367	256,640	320,755

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—	—	—	—	—	—	—

NON-CURRENT LIABILITIES	1,280,831	1,690,280	7,759,713	8,548,777	282,129	555,209	9,322,673	10,794,266
Other non-current financial liabilities	727,682	1,051,275	2,518,301	3,134,569	591,723	595,989	3,837,706	4,781,833
Non-current lease liability	11,591	20,506	78,882	87,742	597	377	91,070	108,625
Trade and other non-current payables	979	4,178	2,049,498	2,320,943	10,998	10,876	2,061,475	2,335,997
Non-current accounts payable to related parties	19,252	15,258	444,950	34,662	(319,811)	(49,920)	144,391	—
Other long-term provisions	84,179	101,159	749,514	874,836	207	332	833,900	976,327
Deferred tax liabilities	335,101	382,097	282,397	267,181	(4,545)	(5,424)	612,953	643,854
Non-current provisions for employee benefits	32,753	33,720	1,588,504	1,799,663	2,960	2,979	1,624,217	1,836,362
Other non-current non-financial liabilities	69,294	82,087	47,667	29,181	—	—	116,961	111,268

EQUITY	3,842,070	3,969,792	6,204,827	7,547,627	286,766	728,767	10,333,663	12,246,186
Equity attributable to shareholders of Enel Américas	3,842,070	3,969,792	6,204,827	7,547,627	286,766	728,767	8,105,859	9,966,287
Share and paid-in capital	1,821,697	1,968,025	2,902,092	3,558,565	5,039,289	4,257,285	9,763,078	9,783,875
Retained earnings (losses)	1,122,697	1,190,915	(82,505)	318,239	4,375,506	3,965,257	5,415,698	5,474,411
Issuance premiums	37,138	38,888	55,685	58,011	(92,823)	(96,899)	—	—
Treasury shares in portfolio	(54)	—	—	—	54	—	—	—
Other reserves	860,592	771,964	3,329,555	3,612,812	(9,035,260)	(7,396,876)	(7,072,917)	(5,291,999)

Non-controlling interests	—	—	—	—	—	—	2,227,804	2,279,899

Total Liabilities and Equity	6,775,517	6,882,776	19,142,891	21,123,463	1,015,150	1,770,145	26,933,558	29,776,384

The Holding, Eliminations and Other column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Generation			Distribution			Holdings, Eliminations and Others			Total
Line of business STATEMENTS OF PROIT (LOSS)	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
REVENUE AND OTHER OPERATING INCOME	3,000,829	3,057,056	3,036,418	9,969,814	12,116,249	10,739,115	(777,969)	(859,193)	(785,844)	12,192,674	14,314,112	12,989,689
Revenues	2,977,178	3,007,419	2,961,895	9,039,284	10,905,824	9,748,895	(777,486)	(859,867)	(786,029)	11,238,976	13,053,376	11,924,761
Energy sales	2,880,510	2,885,369	2,814,879	7,511,207	9,734,017	8,806,468	(736,505)	(821,024)	(692,024)	9,655,212	11,798,362	10,929,323
Other sales	32,291	48,946	44,810	5,221	9,805	4,158	(544)	1	—	36,968	58,752	48,968
Other services rendered	64,377	73,104	102,206	1,522,856	1,162,002	938,269	(40,437)	(38,844)	(94,005)	1,546,796	1,196,262	946,470
Other income	23,651	49,637	74,523	930,530	1,210,425	990,220	(483)	674	185	953,698	1,260,736	1,064,928

RAW MATERIALS AND CONSUMABLES USED	(1,375,163)	(1,218,451)	(1,280,555)	(6,953,255)	(8,175,432)	(7,456,629)	772,503	852,860	788,784	(7,555,915)	(8,541,023)	(7,948,400)
Energy purchases	(918,086)	(578,373)	(757,914)	(5,149,046)	(6,323,836)	(5,637,926)	729,245	805,346	741,482	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,116)	(226,843)	—	—	—	—	(1)	—	(137,850)	(277,117)	(226,843)
Transportation expenses	(226,531)	(260,281)	(187,111)	(838,996)	(903,489)	(811,849)	49,041	52,849	54,656	(1,016,486)	(1,110,921)	(944,304)
Other miscellaneous supplies and services	(92,696)	(102,681)	(108,687)	(965,213)	(948,107)	(1,006,854)	(5,783)	(5,334)	(7,354)	(1,063,692)	(1,056,122)	(1,122,895)

CONTRIBUTION MARGIN	1,625,666	1,838,605	1,755,863	3,016,559	3,940,817	3,282,486	(5,466)	(6,333)	2,940	4,636,759	5,773,089	5,041,289

Other work performed by the entity and capitalized	3,946	10,023	9,467	143,146	171,479	168,530	59	63	—	147,151	181,565	177,997
Employee benefits expense	(101,339)	(114,226)	(122,858)	(442,217)	(671,025)	(694,262)	(21,490)	(24,502)	(23,373)	(565,046)	(809,753)	(840,493)
Other expenses	(145,700)	(136,526)	(140,031)	(859,869)	(937,650)	(816,247)	(59,709)	(76,533)	(64,807)	(1,065,278)	(1,150,709)	(1,021,085)

GROSS OPERATING RESULT	1,382,573	1,597,876	1,502,441	1,857,619	2,503,621	1,940,507	(86,606)	(107,305)	(85,240)	3,153,586	3,994,192	3,357,708

Depreciation and amortization expense	(240,241)	(261,958)	(295,719)	(614,224)	(683,668)	(567,471)	(3,634)	(2,704)	750	(858,099)	(948,330)	(862,440)
Impairment (losses) reversals recognized in profit or loss	—	(1,307)	66,987	—	3,433	(5,234)	—	—	—	—	2,126	61,753
Gains (losses) for impairment in accordance with IFRS 9	(934)	645	(4,998)	(241,540)	(279,234)	(116,704)	102	(536)	(799)	(242,372)	(279,125)	(122,501)

OPERATING INCOME	1,141,398	1,335,256	1,268,711	1,001,855	1,544,152	1,251,098	(90,138)	(110,545)	(85,289)	2,053,115	2,768,863	2,434,520

FINANCIAL RESULT	(56,160)	4,788	70,220	(219,907)	(261,637)	(216,603)	(37,040)	(120,684)	(186,280)	(313,107)	(377,533)	(332,663)
Financial income	93,720	153,668	116,829	223,020	285,720	223,121	4,737	10,273	18,131	321,477	449,661	358,081
Cash and cash equivalents	32,879	99,237	84,253	14,687	26,372	27,301	11,944	19,923	21,626	59,510	145,532	133,180
Other financial income	60,841	54,431	32,576	208,333	259,348	195,820	(7,207)	(9,650)	(3,495)	261,967	304,129	224,901
Financial costs	(149,750)	(178,978)	(203,183)	(598,296)	(745,402)	(690,462)	(20,407)	(164,251)	(178,114)	(768,453)	(1,088,631)	(1,071,759)
Bank borrowings	(3,945)	(12,603)	(18,221)	(56,676)	(92,211)	(101,105)	(9,402)	(29,210)	(42,866)	(70,023)	(134,024)	(162,192)
Secured and unsecured obligations	(70,317)	(80,638)	(98,979)	(113,505)	(175,496)	(135,140)	(24,808)	(25,225)	(78,085)	(208,630)	(281,359)	(312,204)
Other	(75,488)	(85,737)	(85,983)	(428,115)	(477,695)	(454,217)	13,803	(109,816)	(57,163)	(489,800)	(673,248)	(597,363)
Income from indexation units	(85,734)	(83,759)	8,815	161,586	206,845	260,137	846	1,391	1,428	76,698	124,477	270,380
Foreign exchange profits (losses)	85,604	113,857	147,759	(6,217)	(8,800)	(9,399)	(22,216)	31,903	(27,725)	57,171	136,960	110,635

Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171	28	20	(160)	475	(227)	441	3,133	583	2,452
Other gains (losses)	3,764	1,287	135	903	12,909	546	4	—	—	4,671	14,196	681
Gain (loss) from other investments	50	1,042	51	—	6	—	4	—	—	54	1,048	51
Gain (loss) from the sale of assets	3,714	245	84	903	12,903	546	—	—	—	4,617	13,148	630

Profit (loss) before taxes	1,091,632	1,342,121	1,341,237	782,879	1,295,444	1,034,881	(126,699)	(231,456)	(271,128)	1,747,812	2,406,109	2,104,990

Income tax expense (income)	(326,573)	(419,338)	(449,235)	(278,107)	160,650	(24,007)	38,120	22,342	35,310	(566,560)	(236,346)	(437,932)

Profit (loss) from continuing operations	765,059	922,783	892,002	504,772	1,456,094	1,010,874	(88,579)	(209,114)	(235,818)	1,181,252	2,169,763	1,667,058
PROFIT (LOSS)	765,059	922,783	892,002	504,772	1,456,094	1,010,874	(88,579)	(209,114)	(235,818)	1,181,252	2,169,763	1,667,058

Profit (loss) attributable to	765,059	922,783	892,002	504,772	1,456,094	1,010,874	(88,579)	(209,114)	(235,818)	1,181,252	2,169,763	1,667,058
Profit (loss) attributable to owners of the parent	—	—	—	—	—	—	—	—	—	1,614,085	1,614,085	1,201,381
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	555,678	555,678	465,677

Line of Business	Generation			Distribution			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Net cash flows from (used in) operating activities	1,109,985	1,052,312	1,197,918	1,448,867	1,603,242	771,791	(133,342)	(128,043)	(125,144)	2,425,510	2,527,511	1,844,565
Net cash flows from (used in) investing activities	(164,687)	(84,523)	(103,167)	(1,364,627)	(1,471,137)	(1,022,549)	(6,302)	(44,138)	(1,943,473)	(1,535,616)	(1,599,798)	(3,069,189)
Net cash flows from (used in) financing activities	(797,743)	(1,039,947)	(865,538)	40,508	(64,693)	367,923	(429,300)	281,736	2,364,681	(1,186,535)	(822,904)	1,867,066

The Holding, Eliminations and Other column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Segment Information by Country

34.3    Segment information by country

	Holding		Argentina		Brazil		Colombia				Peru			Eliminations		Total
Country ASSETS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$		12-31-2019 ThUS$		12-31-2020 ThUS$		12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT ASSETS	249,106	709,462	603,494	626,439	4,138,518	4,304,036	850,472		560,017		546,260		551,843	(208,594)	(170,543)	6,179,256	6,581,254
Cash and cash equivalents	8,050	634,221	139,448	130,856	741,381	699,524	383,257		186,762		234,857		287,634	—	—	1,506,993	1,938,997
Other current financial assets	116	1,637	65,382	—	160,734	115,002	4,047		3,512		—		232	—	—	230,279	120,383
Other current non-financial assets	16,730	3,811	42,123	47,708	411,573	376,857	27,496		12,941		62,864		44,845	—	—	560,786	486,162
Trade and other current receivables	1,587	839	310,882	386,317	2,407,709	2,691,586	331,070		260,132		182,959		164,630	728	953	3,234,935	3,504,457
Current accounts receivable from related parties	213,077	59,808	148	12,368	38,761	109,394	1,790		2,072		2,496		4,223	(209,322)	(171,496)	46,950	16,369
Inventories	—	—	42,883	31,075	272,754	236,485	102,781		83,152		53,015		45,527	—	—	471,433	396,239
Current tax assets	9,546	9,146	2,628	18,115	105,606	75,188	31		120		10,069		4,752	—	—	127,880	107,321

Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	—	—	—		11,326		—		—	—	—	—	11,326

NON-CURRENT ASSETS	10,473,781	10,105,798	2,468,259	2,622,717	11,374,761	13,482,703	4,397,892		4,371,244		2,382,886		2,561,433	(10,343,277)	(9,948,765)	20,754,302	23,195,130
Other non-current financial assets	—	—	25,461	3,209	2,765,194	3,046,431	153		171		55		—	—	—	2,790,863	3,049,811
Other non-current non-financial assets	2,980	3,125	898	3,354	2,272,857	2,690,639	33,029		21,844		23,092		16,760	—	168	2,332,856	2,735,890
Trade and other non-current receivables	77	126	268,536	308,730	276,346	236,555	33,565		42,546		—		—	—	—	578,524	587,957
Non-current accounts receivable from related parties	225,000	375,000	32	68	—	17,039	—		—		—		—	(225,000)	(391,260)	32	847
Investments accounted for using the equity method	10,245,701	9,726,059	315,981	357,963	—	—	127		141		—		—	(10,559,536)	(10,082,185)	2,273	1,978
Intangible assets other than goodwill	—	—	61,159	30,519	4,256,831	5,306,273	135,881		125,795		70,955		65,292	—	—	4,524,826	5,527,879
Goodwill	—	—	4,523	4,665	494,129	638,031	5,601		5,835		—		—	441,259	524,512	945,512	1,173,043
Property, plant and equipment	—	—	1,762,799	1,888,301	304,256	401,190	4,158,620		4,162,924		2,128,997		2,311,023	—	—	8,354,672	8,763,438
Investment properties	—	—	—	—	7,942	10,254	—	0	—	0	—	0	—	—	—	7,942	10,254
Right-of-use asset	24	19	124	18	43,099	75,419	19,639		11,988		159,534		168,355	—	—	222,420	255,799
Deferred tax assets	(1)	1,469	28,746	25,890	954,107	1,060,872	11,277		—		253		3	—	—	994,382	1,088,234

TOTAL ASSETS	10,722,887	10,815,260	3,071,753	3,249,156	15,513,279	17,786,739	5,248,364		4,931,261		2,929,146		3,113,276	(10,551,871)	(10,119,308)	26,933,558	29,776,384

	Holding			Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country LIABILITIES AND EQUITY	12-31-2020 ThUS$	12-31-2019 ThUS$		12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT LIABILITIES	595,828	508,799		689,017	746,901	4,192,739	3,918,889	1,206,026	876,231	627,532	482,477	(33,920)	202,635	7,277,222	6,735,932
Other current financial liabilities	339,842	362,520		6,088	7,282	797,217	813,061	454,167	169,543	227,816	56,001	—	—	1,825,130	1,408,407
Current lease liability	19	11		78	7	15,702	26,422	4,792	6,002	30,904	49,202	—	—	51,495	81,644
Trade and other current payables	46,970	62,072		527,729	438,227	2,758,445	2,569,032	492,040	460,442	207,027	235,240	61,365	155,032	4,093,576	3,920,045
Current accounts payable to related parties	208,628	83,446		31,787	119,403	337,202	134,906	72,213	62,468	42,577	46,685	(95,285)	47,603	597,122	494,511
Other current provisions	—	561		45,167	44,825	77,844	144,977	40,176	38,297	57,238	57,392	—	—	220,425	286,052
Current tax liabilities	—	—		44,383	92,080	33,986	6,741	110,724	108,167	33,777	13,739	—	—	222,870	220,727
Other current non-financial liabilities	369	189		33,785	45,077	172,343	223,750	31,914	27,521	28,193	24,218	—	—	266,604	320,755

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—		—	—	—	—	—	3,791	—	—	—	—	—	3,791

NON-CURRENT LIABILITIES	597,203	598,977		509,899	616,239	6,168,982	7,528,770	1,537,229	1,648,410	734,467	805,168	(225,107)	(403,298)	9,322,673	10,794,266
Other non-current financial liabilities	591,722	595,990		40,785	40,649	1,539,623	2,330,394	1,251,199	1,404,406	414,377	410,394	—	—	3,837,706	4,781,833
Non-current lease liability	—	8		45	7	35,901	58,800	15,639	6,191	39,485	43,619	—	—	91,070	108,625
Trade and other non-current payables	—	—		86,559	152,240	1,962,061	2,171,886	1,136	997	11,719	10,868	—	6	2,061,475	2,335,997
Non-current accounts payable to related parties	—	—		—	16,228	369,498	387,076	—	—	—	—	(225,107)	(403,304)	144,391	—
Other long-term provisions	—	—		19,760	23,710	714,757	848,183	78,504	49,659	20,879	54,775	—	—	833,900	976,327
Deferred tax liabilities	2,521	—		286,936	311,503	40,030	26,428	63,683	51,332	219,783	254,591	—	—	612,953	643,854
Non-current provisions for employee benefits	2,960	2,979		13,920	14,178	1,476,884	1,683,453	124,248	129,507	6,205	6,245	—	—	1,624,217	1,836,362
Other non-current non-financial liabilities	—			61,894	57,724	30,228	22,550	2,820	6,318	22,019	24,676	—	—	116,961	111,268

EQUITY	9,529,856	9,707,484		1,872,837	1,886,016	5,151,558	6,339,080	2,505,109	2,406,620	1,567,147	1,825,631	(10,292,844)	(9,918,645)	10,333,663	12,246,186
Equity attributable to shareholders of Enel Américas	9,529,856	9,707,484		1,872,837	1,886,016	5,151,558	6,339,080	2,505,109	2,406,620	1,567,147	1,825,631	(10,292,844)	(9,918,645)	8,105,859	9,966,287
Share and paid-in capital	9,763,079	9,783,875		953,561	936,444	3,695,565	4,123,929	195,415	203,580	1,483,352	1,618,125	(6,327,894)	(6,882,078)	9,763,078	9,783,875
Retained earnings (losses)	3,008,390	3,186,021		(121,454)	238,459	197,561	597,534	972,249	854,096	272,808	434,988	1,086,144	163,313	5,415,698	5,474,411
Issuance premiums	—	—	0	—	—	575,327	742,877	88,781	92,490	1,612	1,758	(665,720)	(837,125)	—	—
Treasury shares in portfolio						(21,375)	—					21,375	—	—	—
Other reserves	(3,241,613)	(3,262,412)		1,040,730	711,113	704,480	874,740	1,248,664	1,256,454	(190,625)	(229,240)	(4,406,749)	(2,362,755)	(7,072,917)	(5,291,999)

Non-controlling interests	—	—		—	—	—	—	—	—	—	—	—	—	2,227,804	2,279,899

Total Liabilities and Equity	10,722,887	10,815,260		3,071,753	3,249,156	15,513,279	17,786,739	5,248,364	4,931,261	2,929,146	3,113,276	(10,551,871)	(10,119,308)	26,933,558	29,776,384

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Holding			Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
REVENUE AND OTHER OPERATING INCOME	165	902	1,335	1,030,361	1,782,532	1,516,392	7,580,444	8,608,890	7,489,756	2,337,750	2,538,922	2,671,192	1,243,993	1,382,940	1,311,262	(39)	(74)	(248)	12,192,674	14,314,112	12,989,689
Revenues	—	—	—	995,970	1,481,493	1,488,830	6,696,125	7,685,111	6,520,243	2,311,045	2,513,971	2,642,886	1,235,836	1,372,801	1,272,802	—	—	—	11,238,976	13,053,376	11,924,761
Energy sales	—	—	—	958,852	1,435,040	1,443,845	5,944,342	6,805,945	5,865,566	1,564,664	2,250,753	2,388,426	1,187,354	1,306,624	1,231,486	—	—	—	9,655,212	11,798,362	10,929,323
Other sales	—	—	—	2,431	2,771	191	698	3,755	2,225	23,990	28,737	23,232	9,849	23,489	23,320	—	—	—	36,968	58,752	48,968
Other services rendered	—	—	—	34,687	43,682	44,794	751,085	875,411	652,452	722,391	234,481	231,228	38,633	42,688	17,996	—	—	—	1,546,796	1,196,262	946,470
Other income	165	902	1,335	34,391	301,039	27,562	884,319	923,779	969,513	26,705	24,951	28,306	8,157	10,139	38,460	(39)	(74)	(248)	953,698	1,260,736	1,064,928

RAW MATERIALS AND CONSUMABLES USED	(99)	—	—	(551,514)	(903,365)	(769,333)	(5,450,908)	(5,906,736)	(5,366,693)	(930,528)	(1,054,749)	(1,208,848)	(622,866)	(676,173)	(603,957)	—	—	431	(7,555,915)	(8,541,023)	(7,948,400)
Energy purchases	—	—	—	(490,953)	(715,723)	(656,647)	(3,896,510)	(4,311,902)	(3,855,878)	(500,924)	(596,652)	(721,047)	(449,500)	(473,129)	(422,384)	—	543	1,598	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	—	—	—	(1,180)	(100,579)	(21,095)	(41,363)	(58,506)	(18,151)	(39,785)	(49,225)	(53,414)	(55,522)	(68,807)	(134,183)	—	—	—	(137,850)	(277,117)	(226,843)
Transportation expenses	—	—	—	(24,348)	(25,949)	(37,414)	(675,394)	(739,219)	(631,737)	(247,325)	(261,082)	(268,498)	(69,419)	(84,128)	(5,488)	—	(543)	(1,167)	(1,016,486)	(1,110,921)	(944,304)
Other miscellaneous supplies and services	(99)	—	—	(35,033)	(61,114)	(54,177)	(837,641)	(797,109)	(860,927)	(142,494)	(147,790)	(165,889)	(48,425)	(50,109)	(41,902)	—	—	—	(1,063,692)	(1,056,122)	(1,122,895)

CONTRIBUTION MARGIN	66	902	1,335	478,847	879,167	747,059	2,129,536	2,702,154	2,123,063	1,407,222	1,484,173	1,462,344	621,127	706,767	707,305	(39)	(74)	183	4,636,759	5,773,089	5,041,289

Other work performed by the entity and capitalized	—	—	—	31,296	48,095	54,308	76,744	89,871	83,214	28,877	32,179	29,408	10,234	11,420	11,067	—	—	—	147,151	181,565	177,997
Employee benefits expense	(5,957)	(7,695)	(6,732)	(154,984)	(200,284)	(265,521)	(234,994)	(434,266)	(402,618)	(107,827)	(102,834)	(99,856)	(61,284)	(64,674)	(65,766)	—	—	—	(565,046)	(809,753)	(840,493)
Other expenses	(21,054)	(23,211)	(27,113)	(169,255)	(175,437)	(139,867)	(632,746)	(713,637)	(603,682)	(148,088)	(146,478)	(161,656)	(94,174)	(92,020)	(88,585)	39	74	(182)	(1,065,278)	(1,150,709)	(1,021,085)

GROSS OPERATING RESULT	(26,945)	(30,004)	(32,510)	185,904	551,541	395,979	1,338,540	1,644,122	1,199,977	1,267,040	1,267,040	1,230,240	475,903	561,493	564,021	—	—	1	3,240,442	3,994,192	3,357,708

Depreciation and amortization expense	—	—	—	(160,424)	(143,179)	(173,774)	(393,848)	(488,163)	(375,937)	(181,986)	(195,488)	(193,432)	(121,841)	(121,500)	(119,297)	—	—	—	(858,099)	(948,330)	(862,440)
Impairment (losses) reversals recognized in profit or loss	—	—	—	—	—	66,987	—	—	—	—	3,433	(5,234)	—	(1,307)	—	—	—	—	—	2,126	61,753
Gains (losses) for impairment in accordance with IFRS 9	—	—	—	(44,434)	(42,541)	(56,654)	(167,469)	(225,557)	(55,843)	(16,442)	(6,609)	(9,440)	(14,027)	(4,418)	(564)	—	—	—	(242,372)	(279,125)	(122,501)

OPERATING INCOME	(26,945)	(30,004)	(32,510)	(18,954)	365,821	232,538	777,223	930,402	768,197	981,756	1,068,376	1,022,134	340,035	434,268	444,160	—	—	1	2,053,115	2,768,863	2,434,520

FINANCIAL RESULT	(21,872)	(31,514)	(19,825)	65,733	160,817	257,912	(292,686)	(374,162)	(430,868)	(119,660)	(140,101)	(159,753)	(26,007)	(30,553)	(18,583)	81,385	37,980	38,454	(313,107)	(377,533)	(332,663)
Financial income	25,063	37,675	47,281	85,954	122,200	107,807	211,101	291,262	215,449	13,848	11,548	19,748	6,508	8,632	8,583	(20,997)	(21,656)	(40,787)	321,477	449,661	358,081
Cash and cash equivalents	4,066	16,018	7,245	40,218	90,691	75,692	4,727	25,405	33,259	7,743	8,573	12,533	2,756	4,845	4,451	—	—	—	59,510	145,532	133,180
Other financial income	20,997	21,657	40,036	45,736	31,509	32,115	206,374	265,857	182,190	6,105	2,975	7,215	3,752	3,787	4,132	(20,997)	(21,656)	(40,787)	261,967	304,129	224,901
Financial costs	(62,972)	(50,740)	(61,869)	(148,439)	(189,401)	(226,859)	(414,707)	(679,377)	(614,811)	(132,205)	(151,500)	(177,537)	(31,127)	(39,268)	(31,469)	20,997	21,655	40,786	(768,453)	(1,088,631)	(1,071,759)
Bank borrowings	(9,190)	(11,379)	(8,084)	(3,334)	(4,019)	(177)	(45,544)	(106,312)	(131,557)	(8,732)	(10,896)	(19,659)	(3,223)	(1,418)	(2,715)	—	—	—	(70,023)	(134,024)	(162,192)
Secured and unsecured obligations	(24,809)	(25,225)	(25,736)	(1)	—	—	(67,717)	(112,770)	(124,722)	(91,178)	(116,309)	(133,916)	(24,925)	(27,055)	(27,830)	—	—	—	(208,630)	(281,359)	(312,204)
Other	(28,973)	(14,136)	(28,049)	(145,104)	(185,382)	(226,682)	(301,446)	(460,295)	(358,532)	(32,295)	(24,295)	(23,962)	(2,979)	(10,795)	(924)	20,997	21,655	40,786	(489,800)	(673,248)	(597,363)
Income from indexation units	—	—	—	76,698	124,477	270,380	—	—	—	—	—	—	—	—	—	—	—	—	76,698	124,477	270,380
Foreign exchange profits (losses)	16,037	(18,449)	(5,237)	51,520	103,541	106,584	(89,080)	13,953	(31,506)	(1,303)	(149)	(1,964)	(1,388)	83	4,303	81,385	37,981	38,455	57,171	136,960	110,635
Positive		116,355	39,694		238,739	262,165		310,024	402,562		16,563	12,950		27,039	22,096		(118,866)	(183,342)			589,854
Negative		(134,804)	(44,931)		(135,198)	(155,581)		(296,071)	(434,068)		(16,712)	(14,914)		(26,956)	(17,793)		156,847	221,797			(452,894)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	475	(227)	441	2,658	810	2,011	—	—	—	—		—	—	—	—	—	—	—	3,133	583	2,452
Other gains (losses)	—	—	—	61	1,080	74	870	2,144	386	124	308	190	3,616	10,664	31	—	—	—	4,671	14,196	681
Gain (loss) from other investments	—	—	—	54	1,041	51	—	1	—	—	6	—	—	—	—	—	—	—	54	1,048	51
Gain (loss) from the sale of assets	—	—	—	7	39	23	870	2,143	386	124	302	190	3,616	10,664	31	—	—	—	4,617	13,148	630

Profit (loss) before taxes	(48,342)	(61,745)	(51,894)	49,498	528,528	492,535	485,407	558,384	337,715	862,220	928,583	862,571	317,644	414,379	425,608	81,385	37,980	38,455	1,747,812	2,406,109	2,104,990

Income tax expense (income)	(3,840)	9,598	(7,137)	(36,154)	(132,137)	(203,661)	(147,963)	313,730	217,748	(286,707)	(302,350)	(310,823)	(91,896)	(125,187)	(134,059)	—	—	—	(566,560)	(236,346)	(437,932)

Profit (loss) from continuing operations	(52,182)	(52,147)	(59,031)	13,344	396,391	288,874	337,444	872,114	555,463	575,513	626,233	551,748	225,748	289,192	291,549	81,385	37,980	38,455	1,181,252	2,169,763	1,667,058
PROFIT (LOSS)	(52,182)	(52,147)	(59,031)	13,344	396,391	288,874	337,444	872,114	555,463	575,513	626,233	551,748	225,748	289,192	291,549	81,385	37,980	38,455	1,181,252	2,169,763	1,667,058

Profit (loss) attributable to	(52,182)	(52,147)	(59,031)	13,344	396,391	288,874	337,444	872,114	555,463	575,513	626,233	551,748	225,748	289,192	291,549	81,385	37,980	38,455	1,181,252	2,169,763	1,667,058
Profit (loss) attributable to owners of the parent	(52,182)	—	—	—	—	—	—	—	—			—	—	—	—	—	—	—	825,197	1,614,085	1,201,381
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—			—	—	—	—	—	—	—	356,055	555,678	465,677

Line of Business	Holding			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Net cash flows from (used in) operating activities	(52,803)	(49,135)	(34,496)	272,134	241,095	157,539	922,297	999,122	299,827	939,651	865,922	1,030,940	342,021	454,719	390,044	2,210	15,788	711	2,425,510	2,527,511	1,844,565
Net cash flows from (used in) investing activities	175,657	(2,220,047)	348,295	(169,918)	(175,679)	(98,752)	(755,047)	(855,965)	(2,434,755)	(464,647)	(386,559)	(378,451)	(176,299)	(208,685)	(89,786)	(145,362)	2,247,137	(415,740)	(1,535,616)	(1,599,798)	(3,069,189)
Net cash flows from (used in) financing activities	(719,042)	2,475,888	(52,458)	(59,659)	(47,566)	(23,844)	(55,832)	(66,875)	2,389,830	(303,393)	(705,497)	(601,744)	(192,090)	(215,929)	(259,879)	143,481	(2,262,925)	415,161	(1,186,535)	(822,904)	1,867,066

Generation and Transmission, and Distribution [Member]
Disclosure Of Operating Segments [Line Items]
Segment Information by Country

34.4   Generation and Transmission, and Distribution by Country

a)       Generation and transmission

Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country ASSETS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT ASSETS	297,094	329,778	725,298	489,030	353,946	251,413	375,830	433,281	—	(102,134)	1,752,168	1,401,368
Cash and cash equivalents	80,741	91,497	167,713	179,541	239,549	86,361	190,853	235,659	—	—	678,856	593,058
Other current financial assets	41,991	—	31,382	58,849	3,773	3,206	—	232	—	—	77,146	62,287
Other current non-financial assets	12,401	28,264	25,705	30,114	9,254	2,858	23,333	7,670	—	—	70,693	68,906
Trade and other current receivables	111,216	161,872	444,478	113,029	70,578	78,136	73,008	92,989	8	—	699,288	446,026
Current accounts receivable from related parties	18,509	16,139	38,033	96,370	926	55,821	52,641	63,765	(8)	(102,134)	110,101	129,961
Inventories	29,608	13,944	320	391	29,866	25,031	26,581	29,159	—	—	86,375	68,525
Current tax assets	2,628	18,062	17,667	10,736	—	—	9,414	3,807	—	—	29,709	32,605

NON-CURRENT ASSETS	715,591	838,459	693,610	791,639	2,420,482	2,524,074	1,193,666	1,328,046	—	(810)	5,023,349	5,481,408
Other non-current financial assets	25,454	3,200	267,351	342,599	151	169	55	—	—	—	293,011	345,968
Other non-current non-financial assets	839	3,265	12,463	37,866	8,378	9,797	23,092	16,760	—	—	44,772	67,688
Trade and other non-current receivables	268,076	308,084	8,020	25	4,023	3,749	—	—	—	—	280,119	311,858
Non-current accounts receivable from related parties	18,411	34,662	—	1,758	—		25,534	18,392	—	(810)	43,945	54,002
Investments accounted for using the equity method	1,145	572	55,520	45,123	2,475	2,579	51,887	56,601	—	—	111,027	104,875
Intangible assets other than goodwill	11,092	154	69,419	8,655	30,113	32,433	25,945	26,466	—	—	136,569	67,708
Property, plant and equipment	371,322	462,759	266,974	350,580	2,373,206	2,475,347	941,686	1,209,827	—	—	3,953,188	4,498,513
Right-of-use asset	—	—	184	202	2,136	3,626	125,217	143,177	—	—	127,537	147,005
Deferred tax assets	19,252	25,763	13,688	5,033	—		250	—	—	—	33,190	30,796

TOTAL ASSETS	1,012,685	1,168,237	1,418,908	1,280,669	2,774,428	2,775,487	1,569,496	1,761,327	—	(102,944)	6,775,517	6,882,776

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
LIABILITIES AND EQUITY	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT LIABILITIES	161,117	338,950	665,046	344,845	570,719	387,805	255,734	241,747	—	(90,643)	1,652,616	1,222,704
Other current financial liabilities	6,088	7,282	21,768	82,099	263,242	100,218	26,187	51,266	—	—	317,285	240,865
Current lease liability	—	—	138	132	1,793	1,476	19,547	40,833	—	—	21,478	42,441
Trade and other current payables	60,088	109,347	578,444	229,009	153,466	142,993	89,995	99,101	—	—	881,993	580,450
Current accounts payable to related parties	29,041	118,028	49,014	17,809	45,183	41,035	32,579	36,214	—	(90,643)	155,817	122,443
Other current provisions	1,380	—	(3)	—	29,096	31,215	48,883	48,808	—	—	79,356	80,023
Current tax liabilities	41,620	73,629	7,071	6,076	70,498	63,076	31,538	1,637	—	—	150,727	144,418
Other current non-financial liabilities	22,900	30,664	8,614	9,852	7,441	9,268	7,005	4,721	—	—	45,960	54,505

NON-CURRENT LIABILITIES	144,807	221,136	179,215	205,761	697,178	943,881	259,631	331,803	—	(12,301)	1,280,831	1,690,280
Other non-current financial liabilities	40,785	40,650	127,378	176,714	542,592	818,533	16,927	35,884	—		727,682	1,071,781
Non-current lease liability	—	—	83	120	515	2,041	10,993	18,345	—	—	11,591	20,506
Trade and other non-current payables	—	3,034	215	505	764	639	—	—	—		979	4,178
Non-current accounts payable to related parties	—	16,228	19,252	11,331	—	—	—		—	(12,301)	19,252	15,258
Other long-term provisions	62		1,730	2,053	61,967	44,831	20,420	54,275	—	—	84,179	101,159
Deferred tax liabilities	52,504	101,043	29,787	13,171	63,683	51,223	189,127	216,660	—	—	335,101	382,097
Non-current provisions for employee benefits	3,190	3,172	—	—	27,657	28,655	1,906	1,893	—	—	32,753	33,720
Other non-current non-financial liabilities	48,266	57,009	770	1,987	—	—	20,258	23,091	—	—	69,294	82,087

EQUITY	706,761	608,151	574,647	730,063	1,506,531	1,443,801	1,054,131	1,187,777	—	—	3,842,070	3,969,792
Equity attributable to shareholders of Enel Américas	706,761	608,151	574,647	730,063	1,506,531	1,443,801	1,054,131	1,187,777	—	—	3,842,070	3,969,792
Share and paid-in capital	561,138	569,466	215,930	268,415	191,473	199,473	853,156	930,671	—	—	1,821,697	1,968,025
Retained earnings (losses)	11,406	4,884	237,270	335,962	665,670	565,626	208,351	284,443	—	—	1,122,697	1,190,915
Issuance premiums	—	—	—	—	33,096	34,479	4,042	4,409	—	—	37,138	38,888
Other reserves	134,217	33,801	121,501	125,686	616,292	644,223	(11,418)	(31,746)	—	—	860,592	771,964

TOTAL LIABILITIES AND EQUITY	1,012,685	1,168,237	1,418,908	1,280,669	2,774,428	2,775,487	1,569,496	1,761,327	—	(102,944)	6,775,517	6,882,776

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
REVENUE AND OTHER OPERATING INCOME	230,575	436,376	327,613	1,105,875	777,501	853,595	1,159,133	1,246,988	1,259,471	505,246	596,240	595,983	—	(49)	(244)	3,000,829	3,057,056	3,036,418
Revenues	224,081	415,055	314,689	1,102,091	761,534	841,722	1,150,185	1,240,405	1,242,506	500,821	590,425	562,978	—	—	—	2,977,178	3,007,419	2,961,895
Energy sales	220,869	413,343	313,502	1,040,995	691,904	759,653	1,128,070	1,213,754	1,220,266	490,576	566,368	521,458	—	—	—	2,880,510	2,885,369	2,814,879
Other sales	1,281	—	21	—	—	—	21,978	26,479	22,095	9,032	22,467	22,694	—	—	—	32,291	48,946	44,810
Other services rendered	1,931	1,712	1,166	61,096	69,630	82,069	137	172	145	1,213	1,590	18,826	—	—	—	64,377	73,104	102,206
Other income	6,494	21,321	12,924	3,784	15,967	11,873	8,948	6,583	16,965	4,425	5,815	33,005	—	(49)	(244)	23,651	49,637	74,523

RAW MATERIALS AND CONSUMABLES USED	(19,110)	(129,661)	(40,070)	(781,186)	(418,618)	(574,420)	(412,529)	(465,768)	(478,264)	(162,338)	(204,404)	(188,230)	—	—	429	(1,375,163)	(1,218,451)	(1,280,555)
Energy purchases	(969)	(877)	(1,343)	(710,206)	(328,984)	(525,539)	(179,897)	(209,204)	(191,690)	(27,014)	(39,851)	(40,938)	—	543	1,596	(918,086)	(578,373)	(757,914)
Fuel consumption	(1,180)	(100,579)	(21,095)	(41,363)	(58,505)	(18,151)	(39,785)	(49,225)	(53,414)	(55,522)	(68,807)	(134,183)	—	—	—	(137,850)	(277,116)	(226,843)
Transportation expenses	(6,542)	(8,959)	(6,937)	(23,874)	(28,107)	(30,474)	(126,696)	(138,544)	(143,045)	(69,419)	(84,128)	(5,488)	—	(543)	(1,167)	(226,531)	(260,281)	(187,111)
Other miscellaneous supplies and services	(10,419)	(19,246)	(10,695)	(5,743)	(3,022)	(256)	(66,151)	(68,795)	(90,115)	(10,383)	(11,618)	(7,621)	—	—	—	(92,696)	(102,681)	(108,687)

CONTRIBUTION MARGIN	211,465	306,715	287,543	324,689	358,883	279,175	746,604	781,220	781,207	342,908	391,836	407,753	—	(49)	185	1,625,666	1,838,605	1,755,863

Other work performed by the entity and capitalized	375	4,785	5,011	215	653	553	2,438	3,008	2,468	918	1,577	1,435	—	—	—	3,946	10,023	9,467
Employee benefits expense	(30,398)	(38,147)	(45,672)	(12,934)	(16,422)	(16,364)	(31,049)	(31,806)	(30,726)	(26,958)	(27,851)	(30,096)	—	—	—	(101,339)	(114,226)	(122,858)
Other expenses	(41,328)	(28,259)	(28,977)	(14,876)	(22,191)	(19,683)	(44,547)	(42,102)	(45,800)	(44,949)	(44,023)	(45,395)	—	49	(176)	(145,700)	(136,526)	(140,031)

GROSS OPERATING RESULT	140,114	245,094	217,905	297,094	320,923	243,681	673,446	710,320	707,149	271,919	321,539	333,697	—	—	9	1,382,573	1,597,876	1,502,441

Depreciation and amortization expense	(86,575)	(89,645)	(121,545)	(23,371)	(32,785)	(32,681)	(66,263)	(73,761)	(73,252)	(64,032)	(65,767)	(68,241)	—	—	—	(240,241)	(261,958)	(295,719)
Impairment (losses) reversals recognized in profit or loss	—	—	66,987	—	—	—	—	—	—	—	(1,307)	—	—	—	—	—	(1,307)	66,987
Gains (losses) for impairment in accordance with IFRS 9	(96)	(40)	(7,671)	(535)	32	(260)	(315)	663	(822)	12	(10)	3,755	—			(934)	645	(4,998)

OPERATING INCOME	53,443	155,409	155,676	273,188	288,170	210,740	606,868	637,222	633,075	207,899	254,455	269,211	—	—	9	1,141,398	1,335,256	1,268,711

FINANCIAL RESULT	6,766	73,292	116,452	5,214	19,427	18,757	(70,522)	(81,785)	(101,982)	5,087	(6,146)	8,420	(2,705)	—	28,573	(56,160)	4,788	70,220
Financial income	72,368	98,572	69,536	11,100	41,484	32,044	5,465	6,239	8,361	4,787	7,373	6,888	—	—	—	93,720	153,668	116,829
Cash and cash equivalents	27,765	82,760	65,748	(1,009)	7,644	7,712	3,792	4,696	7,025	2,331	4,137	3,768	—	—	—	32,879	99,237	84,253
Other financial income	44,603	15,812	3,788	12,109	33,840	24,332	1,673	1,543	1,336	2,456	3,236	3,120	—	—	—	60,841	54,431	32,576
Financial costs	(29,397)	(47,784)	(52,457)	(39,278)	(31,209)	(35,648)	(76,221)	(87,896)	(110,076)	(4,854)	(12,089)	(5,002)	—	—	—	(149,750)	(178,978)	(203,183)
Bank borrowings	(2,955)	(62)	(43)	(579)	(9,925)	(11,321)	—	(2,522)	(6,638)	(411)	(94)	(219)	—	—	—	(3,945)	(12,603)	(18,221)
Secured and unsecured obligations	—	—	—	(13,088)	(2,415)	(201)	(55,682)	(76,258)	(95,921)	(1,547)	(1,965)	(2,857)	—	—	—	(70,317)	(80,638)	(98,979)
Other	(26,442)	(47,722)	(52,414)	(25,611)	(18,869)	(24,126)	(20,539)	(9,116)	(7,517)	(2,896)	(10,030)	(1,926)	—	—	—	(75,488)	(85,737)	(85,983)
Income from indexation units	(85,734)	(83,759)	8,815	—	—	—	—		—	—	—	—	—	—	—	(85,734)	(83,759)	8,815
Foreign exchange profits (losses)	49,529	106,263	90,558	33,392	9,152	22,361	234	(128)	(267)	5,154	(1,430)	6,534	(2,705)	—	28,573	85,604	113,857	147,759

Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171	—	—	—	—	—	—	—	—	—	—	—	—	2,630	790	2,171
Other gains (losses)	50	1,042	74	—	—	—	103	235	24	3,611	10	37	—	—	—	3,764	1,287	135
Gain (loss) from other investments	50	1,042	51	—	—	—	—	—	—	—	—	—	—	—	—	50	1,042	51
Gain (loss) from the sale of assets	—	—	23	—	—	—	103	235	24	3,611	10	37	—	—	—	3,714	245	84

Profit (loss) before taxes	62,889	314,292	274,373	278,402	307,597	229,497	536,449	555,672	531,117	216,597	248,319	277,668	(2,705)	—	28,582	1,091,632	1,342,121	1,341,237

Income tax expense (income)	(15,129)	(48,085)	(99,141)	(66,505)	(116,746)	(78,870)	(188,883)	(180,207)	(185,554)	(56,056)	(74,300)	(85,670)	—	—	—	(326,573)	(419,338)	(449,235)

Profit (loss) from continuing operations	47,760	182,448	175,232	211,897	190,851	150,627	347,566	375,465	345,563	160,541	174,019	191,998	(2,705)	—	28,582	765,059	922,783	892,002
PROFIT (LOSS)	47,760	182,448	175,232	211,897	190,851	150,627	347,566	375,465	345,563	160,541	174,019	191,998	(2,705)	—	28,582	765,059	922,783	892,002

Country	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Net cash flows from (used in) operating activities	125,114	128,806	110,238	193,848	206,616	206,457	549,006	509,622	626,538	242,006	207,268	254,685	11	—	—	1,109,985	1,052,312	1,197,918
Net cash flows from (used in) investing activities	(59,107)	6,478	(16,483)	(9,470)	34,463	(67,384)	(54,430)	(85,078)	(109,801)	(41,680)	(40,386)	90,501	—	—	—	(164,687)	(84,523)	(103,167)
Net cash flows from (used in) financing activities	(54,520)	(115,161)	(23,726)	(162,012)	(221,809)	(90,783)	(353,785)	(545,075)	(494,832)	(227,426)	(157,902)	(256,197)	—	—	—	(797,743)	(1,039,947)	(865,538)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

b)   Distribution

	Distribution
Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	274,170	284,127	3,356,268	3,711,977	499,983	363,837	191,178	153,383	(48)	(35)	4,321,551	4,513,289
Cash and cash equivalents	8,016	24,452	557,280	475,746	141,721	97,623	41,228	51,717	—	—	748,245	649,538
Other current financial assets	23,383	—	128,089	48,792	274	306	—	—	—	—	151,746	49,098
Other current non-financial assets	29,464	18,982	374,088	341,073	18,191	10,072	9,057	4,292	—	—	430,800	374,419
Trade and other current receivables	199,667	222,959	1,954,523	2,568,600	260,485	181,485	109,912	71,574	53	16	2,524,640	3,044,634
Current accounts receivable from related parties	364	602	8,480	11,350	6,396	4,904	4,550	9,432	(101)	(51)	19,689	26,237
Inventories	13,276	17,132	272,167	236,130	72,916	58,121	26,431	16,368	—	—	384,790	327,751
Current tax assets	—	—	61,641	30,286	—	—	—	—	—	—	61,641	30,286

Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	—	11,326	—	—	—	—	—	11,326

NON-CURRENT ASSETS	1,442,359	1,456,918	10,141,977	12,004,828	1,973,507	1,842,861	1,263,497	1,305,567	—	—	14,821,340	16,610,174
Other non-current financial assets	6	9	2,497,727	2,703,683	2	2	—	—	—	—	2,497,735	2,703,694
Other non-current non-financial assets	60	84	2,259,476	2,651,786	24,651	12,048	—	—	—	—	2,284,187	2,663,918
Trade and other non-current receivables	460	646	267,871	236,472	29,541	38,797	—	—	—	—	297,872	275,915
Non-current accounts receivable from related parties	32	68	—	—	—	—	—	—	—	—	32	68
Investments accounted for using the equity method	133	186	—	—	1,463	1,524	—	—	—	—	1,596	1,710
Intangible assets other than goodwill	50,067	30,365	4,174,705	5,281,728	103,745	93,220	42,359	35,933	—	—	4,370,876	5,441,246
Property, plant and equipment	1,391,477	1,425,560	32,860	115,163	1,785,402	1,697,270	1,186,821	1,269,634	—	—	4,396,560	4,507,627
Investment properties	—	—	7,942	10,254	—	—	—	—	—	—	7,942	10,254
Right-of-use asset	124	18	42,236	74,554	17,503	8,362	34,317	25,178	—	—	94,180	108,112
Deferred tax assets	—		859,160	1,005,742		—	—	—	—	—	859,160	1,005,742

TOTAL ASSETS	1,716,529	1,741,045	13,498,245	15,716,805	2,473,490	2,206,698	1,454,675	1,458,950	(48)	(35)	19,142,891	21,123,463

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
LIABILITIES AND EQUITY	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	591,523	509,222	509,222	3,699,914	640,775	545,688	249,069	272,270	(48)	(35)	1,990,541	5,027,059
Other current financial liabilities	—	7	—	756,949	190,925	75,327	53,750	53,938	—	—	244,675	886,221
Current lease liability	78	7	15,396	25,856	2,999	4,526	11,280	8,369	—	—	29,753	38,758
Trade and other current payables	467,412	328,700		2,321,877	338,490	316,584	116,577	135,398	2	—	922,481	3,102,559
Current accounts payable to related parties	69,660	109,013	328,700	286,621	32,604	79,684	35,692	42,785	(50)	(35)	466,606	518,068
Other current provisions	43,785	44,825	109,013	144,973	11,080	7,082	8,356	8,584	—	—	172,234	205,464
Current tax liabilities	—	12,264	44,825	665	40,226	45,041	2,239	12,103	—	—	87,290	70,073
Other current non-financial liabilities	10,588	14,413	14,413	188,829	24,451	18,179	21,175	19,462	—	—	70,627	240,883

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—	—	—	—	3,791	—	—	—	—	—	3,791

NON-CURRENT LIABILITIES	415,192	429,766	429,766	6,946,561	840,051	704,526	471,377	467,924	—	—	2,156,386	8,548,777
Other non-current financial liabilities	—	—	—	2,212,111	708,607	592,064	397,449	418,129	—	—	1,106,056	3,222,304
Non-current lease liability	45	7	35,221	58,311	15,124	4,150	28,492	25,274	—	—	78,882	87,742
Trade and other non-current payables	86,559	149,205	149,205	2,171,380	372	358	729		—	—	236,865	2,320,943
Non-current accounts payable to related parties	50,566	34,662	34,662	—	—	—	—		—	—	85,228	34,662
Other long-term provisions	19,698	23,710	23,710	845,798	16,537	4,828	459	500	—	—	60,404	874,836
Deferred tax liabilities	233,966	210,460	210,460	13,257	—	107	38,188	43,357	—	—	482,614	267,181
Non-current provisions for employee benefits	10,730	11,006	11,006	1,683,454	96,591	100,851	4,299	4,352	—	—	122,626	1,799,663
Other non-current non-financial liabilities	13,628	716	716	20,561	2,820	6,318	1,761	1,586	—	—	18,925	29,181

EQUITY	709,814	802,057	802,057	5,070,330	992,664	956,484	734,229	718,756	—	—	3,238,764	7,547,627
Equity attributable to shareholders of Enel Américas	709,814	802,057	802,057	5,070,330	992,664	956,484	734,229	718,756	—	—	3,238,764	7,547,627
Share and paid-in capital	528,339	544,855	544,855	2,849,227	3,941	4,106	147,019	160,377	—	—	1,224,154	3,558,565
Retained earnings (losses)	(67,928)	223,667	223,667	(673,567)	346,671	282,082	520,910	486,057	—	—	1,023,320	318,239
Issuance premiums	—	—	—		55,685	58,011	—	—	—	—	55,685	58,011
Other reserves	249,403	33,535	33,535	2,894,670	586,367	612,285	66,300	72,322	—	—	935,605	3,612,812

TOTAL LIABILITIES AND EQUITY	1,716,529	1,741,045	1,741,045	15,716,805	2,473,490	2,206,698	1,454,675	1,458,950	(48)	(35)	7,385,691	21,123,463

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
REVENUE AND OTHER OPERATING INCOME	801,228	1,346,888	1,189,950	6,734,986	8,153,719	6,922,417	1,546,964	1,665,317	1,713,801	886,663	950,349	912,950	(27)	(24)	(3)	9,969,814	12,116,249	10,739,115
Revenues	772,583	1,066,437	1,174,151	5,855,047	7,246,928	5,965,107	1,529,090	1,646,864	1,702,390	882,564	945,595	907,247	—	—	—	9,039,284	10,905,824	9,748,895
Energy sales	737,983	1,021,696	1,130,353	5,168,342	6,441,861	5,396,919	760,540	1,366,632	1,422,918	844,342	903,828	856,278	—	—	—	7,511,207	9,734,017	8,806,468
Other sales	1,695	2,771	170	698	3,755	2,225	2,011	2,257	1,137	817	1,022	626	—	—	—	5,221	9,805	4,158
Other services rendered	32,905	41,970	43,628	686,007	801,312	565,963	766,539	277,975	278,335	37,405	40,745	50,343		—	—	1,522,856	1,162,002	938,269
Other income	28,645	280,451	15,799	879,939	906,791	957,310	17,874	18,453	11,411	4,099	4,754	5,703	(27)	(24)	(3)	930,530	1,210,425	990,220

RAW MATERIALS AND CONSUMABLES USED	(530,338)	(773,693)	(729,223)	(4,937,646)	(5,820,384)	(5,084,253)	(886,155)	(962,174)	(1,032,452)	(599,116)	(619,181)	(610,701)	—	—	—	(6,953,255)	(8,175,432)	(7,456,629)
Energy purchases	(489,984)	(714,844)	(655,312)	(3,451,265)	(4,310,694)	(3,621,322)	(646,721)	(717,608)	(784,872)	(561,076)	(580,690)	(576,420)	—	—	—	(5,149,046)	(6,323,836)	(5,637,926)
Transportation expenses	(17,806)	(16,990)	(30,477)	(658,797)	(720,945)	(609,880)	(162,393)	(165,554)	(171,492)	—	—	—	—	—	—	(838,996)	(903,489)	(811,849)
Other miscellaneous supplies and services	(22,548)	(41,859)	(43,434)	(827,584)	(788,745)	(853,051)	(77,041)	(79,012)	(76,088)	(38,040)	(38,491)	(34,281)	—	—	—	(965,213)	(948,107)	(1,006,854)

CONTRIBUTION MARGIN	270,890	573,195	460,727	1,797,340	2,333,335	1,838,164	660,809	703,143	681,349	287,547	331,168	302,249	(27)	(24)	(3)	3,016,559	3,940,817	3,282,486

Other work performed by the entity and capitalized	30,921	43,311	49,297	76,469	89,154	82,661	26,439	29,171	26,940	9,317	9,843	9,632	—	—	—	143,146	171,479	168,530
Employee benefits expense	(123,792)	(162,137)	(219,849)	(207,724)	(401,264)	(369,620)	(76,778)	(71,028)	(69,130)	(33,923)	(36,596)	(35,663)	—	—	—	(442,217)	(671,025)	(694,262)
Other expenses	(128,108)	(147,303)	(110,973)	(579,070)	(638,654)	(545,006)	(103,675)	(104,774)	(116,190)	(49,043)	(46,943)	(44,081)	27	24	3	(859,869)	(937,650)	(816,247)

GROSS OPERATING RESULT	49,911	307,066	179,202	1,087,015	1,382,571	1,006,199	506,795	556,512	522,969	213,898	257,472	232,137	—	—	—	1,857,619	2,503,621	1,940,507

Depreciation and amortization expense	(73,850)	(53,534)	(52,229)	(366,439)	(451,835)	(343,158)	(115,540)	(121,669)	(120,115)	(58,395)	(56,630)	(51,969)	—	—	—	(614,224)	(683,668)	(567,471)
Impairment (losses) reversals recognized in profit or loss	—	—	—	—	—	—	—	3,433	(5,234)	—	—	—	—	—	—	—	3,433	(5,234)
Gains (losses) for impairment in accordance with IFRS 9	(44,338)	(42,501)	(48,983)	(167,035)	(225,053)	(54,784)	(16,127)	(7,272)	(8,618)	(14,040)	(4,408)	(4,319)	—			(241,540)	(279,234)	(116,704)

OPERATING INCOME	(68,277)	211,031	77,990	553,541	705,683	608,257	375,128	431,004	389,002	141,463	196,434	175,849	—	—	—	1,001,855	1,544,152	1,251,098

FINANCIAL RESULT	22,606	54,470	127,247	(168,300)	(234,772)	(263,904)	(49,171)	(58,397)	(57,795)	(25,042)	(22,938)	(22,151)	—	—	—	(219,907)	(261,637)	(216,603)
Financial income	10,657	22,964	33,729	200,021	252,649	173,459	8,571	5,668	11,463	3,771	4,439	4,470	—	—	—	223,020	285,720	223,121
Cash and cash equivalents	4,422	1,908	5,917	5,954	19,928	15,225	3,894	3,859	5,498	417	677	661	—	—	—	14,687	26,372	27,301
Other financial income	6,235	21,056	27,812	194,067	232,721	158,234	4,677	1,809	5,965	3,354	3,762	3,809	—	—	—	208,333	259,348	195,820
Financial costs	(148,619)	(168,782)	(174,402)	(366,558)	(484,231)	(421,956)	(56,225)	(64,047)	(67,561)	(26,894)	(28,342)	(26,543)	—	—	—	(598,296)	(745,402)	(690,462)
Bank borrowings	(379)	(3,957)	(133)	(44,964)	(78,675)	(86,228)	(8,732)	(8,375)	(13,022)	(2,601)	(1,204)	(1,722)	—	—	—	(56,676)	(92,211)	(101,105)
Secured and unsecured obligations	(1)		—	(54,629)	(110,355)	(72,172)	(35,496)	(40,051)	(37,995)	(23,379)	(25,090)	(24,973)	—	—	—	(113,505)	(175,496)	(135,140)
Other	(148,239)	(164,825)	(174,269)	(266,965)	(295,201)	(263,556)	(11,997)	(15,621)	(16,544)	(914)	(2,048)	152	—	—	—	(428,115)	(477,695)	(454,217)
Income from indexation units	161,586	206,845	260,137	—	—	—	—		—	—	—	—	—	—	—	161,586	206,845	260,137
Foreign exchange profits (losses)	(1,018)	(6,557)	7,783	(1,763)	(3,190)	(15,407)	(1,517)	(18)	(1,697)	(1,919)	965	(78)	—	—	—	(6,217)	(8,800)	(9,399)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	28	20	(160)	—	—	—	—	—	—	—	—	—	—	—	—	28	20	(160)
Other gains (losses)	7	39	—	870	2,143	386	21	73	166	5	10,654	(6)	—	—	—	903	12,909	546
Gain (loss) from other investments	—	—	—	—	—	—	—	6	—	—		—	—	—	—	—	6	—
Gain (loss) from the sale of assets	7	39	—	870	2,143	386	21	67	166	5	10,654	(6)	—	—	—	903	12,903	546

Profit (loss) before taxes	(45,636)	265,560	205,077	386,111	473,054	344,739	325,978	372,680	331,373	116,426	184,150	153,692	—	—	—	782,879	1,295,444	1,034,881

Income tax expense (income)	(22,866)	(76,548)	(101,101)	(118,872)	414,913	251,360	(97,881)	(122,066)	(125,242)	(38,488)	(55,649)	(49,024)	—	—	—	(278,107)	160,650	(24,007)

Profit (loss) from continuing operations	(68,502)	189,012	103,976	267,239	887,967	596,099	228,097	250,614	206,131	77,938	128,501	104,668	—	—	—	504,772	1,456,094	1,010,874
PROFIT (LOSS)	(68,502)	189,012	103,976	267,239	887,967	596,099	228,097	250,614	206,131	77,938	128,501	104,668	—	—	—	504,772	1,456,094	1,010,874

Line of Business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Net cash flows from (used in) operating activities	159,556	116,487	47,301	797,144	877,694	154,589	391,312	357,362	404,403	100,855	251,699	165,498	—	—	—	1,448,867	1,603,242	771,791
Net cash flows from (used in) investing activities	(115,347)	(184,578)	(82,268)	(740,848)	(818,838)	(533,164)	(381,939)	(303,833)	(296,082)	(126,493)	(163,888)	(111,035)	—	—	—	(1,364,627)	(1,471,137)	(1,022,549)
Net cash flows from (used in) financing activities	(54,133)	75,332	(118)	56,395	84,704	551,548	22,061	(158,135)	(79,475)	16,185	(66,594)	(104,032)	—	—	—	40,508	(64,693)	367,923